Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of employees benefits

	December 31, 2021	December 31, 2020
Salaries and payroll charges	58,591	53,107
Provision for vacation	226,127	207,906
Healthcare plan (i)	45,915	45,768
Provision for profit sharing (ii)	88,376	91,209
Consent Decree (TAC)	5,723	8,978
Knowledge Retention Program (PRC)	1,884	3,975
Total	426,616	410,943